Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	4,681,073	6,298,816	8,116,624

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	136,175,112	127,235,048	110,695,778

Basic earnings per Class A and Class B ordinary shares	34.38	49.51	73.32

Diluted earnings per share for the years ended December 31, 2021, 2022 and 2023 are calculated as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	4,681,073	6,298,816	8,116,624

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	136,175,112	127,235,048	110,695,778
Dilutive employee share options and non-vested ordinary shares	2,569,910	922,256	1,856,620

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	138,745,022	128,157,304	112,552,398

Diluted earnings per Class A and Class B ordinary shares	33.74	49.15	72.11